Trade and other receivables - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments
Trade and other receivables	R 25,097	R 28,578
Mining
Disclosure of operating segments
Trade and other receivables	201	276
Exploration and Production International
Disclosure of operating segments
Trade and other receivables	538	497
Energy
Disclosure of operating segments
Trade and other receivables	7,672	10,357
Base Chemicals
Disclosure of operating segments
Trade and other receivables	7,104	7,603
Performance Chemicals
Disclosure of operating segments
Trade and other receivables	8,140	8,071
Group Functions
Disclosure of operating segments
Trade and other receivables	R 1,442	R 1,774